Derivatives and Hedge Accounting - Maturity derivatives designated in cash flow hedging (Detail) - Derivatives [member] - Cash flow hedges [member] € in Millions	Dec. 31, 2018 EUR (€)
Combined interest and FX rate risk [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(14,311)
Combined interest and FX rate risk [member] | Cross currency swap [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	5
Combined interest and FX rate risk [member] | Cross currency swap [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	48
Combined interest and FX rate risk [member] | Cross currency swap [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(601)
Combined interest and FX rate risk [member] | Cross currency swap [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(4,461)
Combined interest and FX rate risk [member] | Cross currency swap [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,622)
Combined interest and FX rate risk [member] | Cross currency swap [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,647)
Combined interest and FX rate risk [member] | Cross currency swap [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(793)
Combined interest and FX rate risk [member] | Cross currency swap [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(239)
Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(71,771)
Interest rate risk [member] | Interest rate swaps [member] | Less than 1 month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(107)
Interest rate risk [member] | Interest rate swaps [member] | 1-3 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,546)
Interest rate risk [member] | Interest rate swaps [member] | 3-12 months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(7,107)
Interest rate risk [member] | Interest rate swaps [member] | More than 1 year but less than 2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,591)
Interest rate risk [member] | Interest rate swaps [member] | More than 2 years but less than 3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(9,883)
Interest rate risk [member] | Interest rate swaps [member] | More than 3 years but less than 4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(7,928)
Interest rate risk [member] | Interest rate swaps [member] | 4 to 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(8,980)
Interest rate risk [member] | Interest rate swaps [member] | Over 5 Years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(29,629)